Unused Lines Of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Abstract]
Unused Lines Of Credit

NOTE 22 - UNUSED LINES OF CREDIT

As of December 31, 2011, the Company had unused lines of credit to purchase federal funds from unrelated banks totaling $10,000,000, which is a secured borrowing line. These lines of credit are available on a one to fourteen day basis for general corporate purposes. The lenders have reserved the right not to renew their respective lines. The Company may also utilize its unpledged securities, if liquidity needs should arise. At December 31, 2011, investment securities with a book value of $62,095,000 and a market value of $59,696,000 were not pledged.